RELATED-PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Related Party Transactions
For the three and nine months ended September 30, 2023, revenue earned, and contracts originated are below.

Three and Nine Months Ended September 30, 2023
Origination fee revenue	$254,517
Transaction reimbursement revenue	—

Total	$254,517

Cost	$7,981
Face value	46,650,000
Total policies	7
Average Age	70

Abacus Settlements, LLC
Schedule of Related Party Transactions	For the years ended December 31, 2022 and December 31, 2021, revenue earned and contracts originated are as follows:

	December 31,	December 31,
	2022	2021
Origination fee revenue	$6,586,922	$6,158,458
Commissions and transaction reimbursement revenue	$8,656,885	$11,093,512

Total revenue	$15,243,806	$17,251,970

Cost	87,143,005	106,633,792
Face value	481,648,010	459,217,638
Total policies	333	313
Average Age	75	78